INVENTORIES - Summary of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Class Of Inventories [Line Items]
Raw materials	$ 1,356.1	$ 1,218.0
Work in process	995.4	840.9
Spare parts	466.4	437.4
Finished goods	77.1	76.8
Held by third parties	93.2	107.7
Advances to suppliers	82.4	39.1
Inventory in transit	132.2	163.2
Consumption materials	64.3	53.0
Total	3,267.1	2,936.1
Gross book value
Class Of Inventories [Line Items]
Raw materials	1,443.8	1,302.6
Work in process	995.4	840.9
Spare parts	510.2	476.5
Finished goods	77.1	76.8
Held by third parties	97.2	112.2
Advances to suppliers	82.4	39.1
Inventory in transit	132.2	163.2
Consumption materials	67.5	58.4
Total	3,405.8	3,069.7
Write-down for obsolescence
Class Of Inventories [Line Items]
Raw materials	(87.7)	(84.6)
Work in process	0.0	0.0
Spare parts	(43.0)	(38.2)
Finished goods	0.0	0.0
Held by third parties	(4.0)	(4.5)
Advances to suppliers	0.0	0.0
Inventory in transit	0.0	0.0
Consumption materials	(3.2)	(5.4)
Total	(137.9)	(132.7)
Write-down for market value
Class Of Inventories [Line Items]
Raw materials	0.0	0.0
Work in process	0.0	0.0
Spare parts	(0.8)	(0.9)
Finished goods	0.0	0.0
Held by third parties	0.0	0.0
Advances to suppliers	0.0	0.0
Inventory in transit	0.0	0.0
Consumption materials	0.0	0.0
Total	$ (0.8)	$ (0.9)